Description of Business, Organization, and Basis of Presentation - Schedule of Investment in Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Sincere Fame International Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands October 6, 2006
Registered capital	1,230,434
Issued and fully paid up capital	1,230,434
Principal activities	Investment Holding
China Financial Services Group Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong August 28, 2000
Registered capital	100,000,000
Issued and fully paid up capital	100,000,000
Principal activities	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co.,[Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 21, 1999
Registered capital	400,000,000
Issued and fully paid up capital	400,000,000
Principal activities	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 9, 2006
Registered capital	250,000,000
Issued and fully paid up capital	250,000,000
Principal activities	Investment Holding
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC January 23, 2003
Registered capital	2,220,000
Issued and fully paid up capital	2,220,000
Principal activities	Micro credit and mortgage agency services
Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2010
Registered capital	500,000
Issued and fully paid up capital	500,000
Principal activities	Financial consultancy
Guangzhou Chengze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 11, 2006
Registered capital	3,000,000
Issued and fully paid up capital	3,000,000
Principal activities	Software development and maintenance
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2011
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2012
Registered capital	300,000,000
Issued and fully paid up capital	300,000,000
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 8, 2012
Registered capital	5,000,000
Issued and fully paid up capital	5,000,000
Principal activities	Company register service
Guangzhou Heze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 16, 2010
Registered capital	20,000,000
Issued and fully paid up capital	20,000,000
Principal activities	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 2, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Software development and maintenance
Shenzhen Fanlian Investment Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2012
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Investment Holding
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 4, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Business
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2013
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Labor outsourcing services
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2016
Registered capital	100,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Asset Management
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 27, 2017
Registered capital	2,000,000
Issued and fully paid up capital
Principal activities	Financial Consultancy
Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 12, 2020
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 8, 2020
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 22, 2020
Registered capital	200,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 3, 2020
Registered capital	500,000
Principal activities	Software development and maintenance
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 27, 2022
Registered capital	500,000
Principal activities	Enterprise Management
Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 24, 2022
Registered capital	50,000,000
Principal activities	Financial consultancy
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 6, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 20, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 14, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 11, 2023
Registered capital	500,000
Principal activities	Enterprise Management
Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 15, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 6, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 24, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 7, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 19, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 4, 2023
Registered capital	200,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 17, 2023
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian (Xi’an) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 19, 2023
Registered capital	500,000
Principal activities	Enterprise Management
Shenfanlian Seventeenth District Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 15, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 26, 2023
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 28, 2023
Registered capital	500,000
Principal activities	Enterprise Management
Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 16, 2022
Registered capital	1,000,000
Principal activities	Enterprise Management
Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 5, 2023
Registered capital	200,000
Principal activities	Enterprise Management
Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 27, 2023
Registered capital	500,000
Principal activities	Financial consultancy
Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 18, 2023
Registered capital	200,000
Principal activities	Enterprise Management
Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC October 18, 2023
Registered capital	200,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Guangzhou Mingsheng Capital Management Limited Partnership (LP) [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC January 1, 2024
Registered capital	40,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 5, 2024
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 8, 2020
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 22, 2020
Registered capital	200,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 30, 2020
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Software development and maintenance
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 27,2022
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 24, 2022
Registered capital	50,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 6, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC April 20, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 14, 2023
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Direct [Member] | Sincere Fame International Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Direct [Member] | China Financial Services Group Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Chuang Li Information Technology (Shenzhen) Co.,[Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Guangzhou Chengze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Guangzhou Heze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanlian Investment Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian (Xi’an) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Direct [Member] | ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Indirect [Member] | Sincere Fame International Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Indirect [Member] | China Financial Services Group Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Chuang Li Information Technology (Shenzhen) Co.,[Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Chengze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Heze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanlian Investment Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	96.00%
Indirect [Member] | Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua first District (Huizhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian (Foshan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian (Xi’an) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Seventeenth District Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Mingsheng Capital Management Limited Partnership (LP) [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Indirect [Member] | ShenfanLian (Qingdao) Enterprise Management Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%